ING Strategic Allocation Portfolios, Inc.

ING Strategic Allocation Conservative Portfolio

ING Strategic Allocation Growth Portfolio

ING Strategic Allocation Moderate Portfolio

(collectively the “Portfolios”)

Supplement dated August 5, 2009

to the Portfolios’ Adviser Class Prospectus, Class I Prospectus and

Class S Prospectus each dated May 1, 2009

(each a “Prospectus” and collectively the “Prospectuses”)

Effective July 21, 2009, the Portfolios added additional funds to those in which they may invest (“Underlying Fund Universe”). The Prospectuses are amended as follows:

1.	The table in the section entitled “What You Pay to Invest—Acquired (Underlying) Funds Annual Operating Expenses” on page 11 of each Prospectus is amended to include the following:

Underlying Fund	Net Operating Expenses
ING Growth and Income Portfolio(1)	0.60%
ING International Index Portfolio(1)	0.50%
ING MidCap Opportunities Portfolio(1)	0.70%
ING Opportunistic LargeCap Portfolio(1)	0.71%
ING Small Company Portfolio(1)	0.85%

(1)	As of December 31, 2008.

2.	The table in the section entitled “More Information on Investment Strategies – Description of the Investment Objectives, Main Investments and Risks of the Underlying Fund” beginning on page 14 of each Prospectus is amended to include the following:

Investment/Adviser/ Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Growth and Income Portfolio	Maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks.	Invests at least 65% of its total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. Emphasizes stocks of larger companies. May invest up to 25% in foreign securities. May invest in stocks of mid-sized companies. May invest in derivatives, including, but not limited to, put and call options. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. May engage in frequent and active trading of portfolio securities to achieve its investment objective.	Convertible securities, derivatives, foreign investment, liquidity, market trends, other investment companies, portfolio turnover, price volatility, and securities lending.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING International Index Portfolio	Investment results that correspond to the total return of a widely accepted international index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies and convertible securities that are convertible into stocks included in a widely accepted international index and other derivatives whose economic returns are, by design, closely equivalent to the returns of the index or its components and exchange-traded funds. The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Morgan Stanley Capital International - Europe, Australasia and Far East® Index (“Index”) which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. Under normal	Convertible securities, derivatives, foreign investments, index strategy, liquidity, other investment companies, portfolio turnover, price volatility, and securities lending.

conditions, the Portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic returns closely equivalent to the Index or its components. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. May also invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap® Growth Index) believed to have growth potential. May also invest in derivatives and foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.	Derivatives, foreign investment, growth investing, liquidity, market trends, mid- capitalization company, other investment companies, portfolio turnover, price volatility, and securities lending.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Opportunistic LargeCap Portfolio	Growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have market capitalizations of at least $3 billion.) May also invest in stocks of small- and mid-sized companies. May invest up to 25% of its assets in foreign securities including American Depositary Receipts. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. May invest in certain high risk investments, including derivatives such as options and futures, among others. May engage in frequent and active trading of portfolio securities to achieve its investment objective.	Convertible securities, derivatives, foreign investment, liquidity, market trends, other investment companies, portfolio turnover, price volatility and securities lending.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Small Company Portfolio	Growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

Invests in at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies (defined as those included in the S&P SmallCap 600 Index or the Russell 2000® Index or if not included in either index, have market capitalizations between $3.2 million and $7 billion). May invest in derivatives and foreign securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the

1940 Act.

Derivatives, foreign investment, liquidity, market trends, other investment companies, price volatility, securities lending, and small-capitalization company.

3.	The section entitled “Performance of the Underlying Funds” beginning on page 29 of each Prospectus is amended as follows:

a.	The following paragraph is added after the first paragraph of this section:

Because ING International Index Portfolio did not have a full calendar year of operations as of December 31, 2008, performance for this Underlying Fund is not available.

b.	The following paragraphs are added to this section:

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ING Growth and Income Portfolio

The following table shows the average annual total returns of Class I shares of ING Growth and Income Portfolio for the 1 Year, 5 Year and 10 Year periods ended December 31, 2008, as well as a comparison with the performance of a broad measure of market performance – the S&P 500® Index. You should not consider the performance of ING Growth and Income Portfolio as an indication of future performance of the Portfolios.

Average Annual Total Returns(1)(2)

(for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
ING Growth and Income Portfolio – Class I Return	(37.63)%	(2.16)%	(3.18)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(3)	(37.00)%	(2.19)%	(1.38)%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Effective May 1, 2009, the Portfolio changed its name from ING VP Growth and Income Portfolio to ING Growth and Income Portfolio.
(3)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

ING MidCap Opportunities Portfolio

The following table shows the average annual total returns of Class I shares of ING MidCap Opportunities Portfolio for the 1 Year, 5 Year and Life of Class periods ended December 31, 2008, as well as a comparison with the performance of two broad measures of market performance – the Russell Midcap® Growth Index and the Russell Midcap® Index. You should not consider the performance of ING MidCap Opportunities Portfolio as an indication of future performance of the Portfolios.

Average Annual Total Returns(1)(2)

(for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years (or Life of Class)
ING MidCap Opportunities Portfolio – Class I Return	(37.62)%	0.80%	(5.00)%(1)
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)(3)	(44.32)%	(2.33)%	(5.85)%(4)
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)(5)	(41.46)%	(0.71)%	1.14%(4)

(1)	Class I shares commenced operations on May 5, 2000.
(2)	Effective May 1, 2009, the Portfolio changed its name from ING VP MidCap Opportunities Portfolio to ING MidCap Opportunities Portfolio.
(3)

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratios and higher forecasted growth values.

(4)	The index returns for Class I shares are for the period beginning May 1, 2000.
(5)

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 26%of the total market capitalization of the Russell 1000® Index.

ING Opportunistic LargeCap Portfolio

The following table shows the average annual total returns of Class I shares of ING Opportunistic LargeCap Portfolio for the 1 Year, 5 Year and 10 Year periods ended December 31, 2008, as well as a comparison with the performance of two broad measures of market performance – the S&P 500® Index and the Russell 1000® Value Index. You should not consider the performance of ING Opportunistic LargeCap Portfolio as an indication of future performance of the Portfolios.

Average Annual Total Returns(1)(2)(3)

(for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
ING Opportunistic LargeCap Portfolio – Class I Return	(35.61)%	(1.93)%	(0.03)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(4)	(37.00)%	(2.19)%	(1.38)%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)(5)	(36.85)%	(0.79)%	1.36%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Prior to May 1, 2009, the Portfolio operated under a different investment strategy. Prior to December 29, 2003, the Portfolio operated under a different investment strategy.
(3)	Effective May 1, 2009, the Portfolio changed its name from ING Opportunistic LargeCap Value Portfolio to ING Opportunistic LargeCap Portfolio. Effective April 28, 2008, the Portfolio changed its name from ING VP Value Opportunity Portfolio to ING Opportunistic LargeCap Value Portfolio.
(4)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(5)	The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

ING Small Company Portfolio

The following table shows the average annual total returns of Class I shares of ING Small Company Portfolio for the 1 Year, 5 Year and 10 Year periods ended December 31, 2008, as well as a comparison with the performance of a broad measure of market performance – the Russell 2000® Index. You should not consider the performance of ING Small Company Portfolio as an indication of future performance of the Portfolios.

Average Annual Total Returns(1)(2)

(for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
ING Small Company Portfolio – Class I Return	(31.05)%	1.47%	5.12%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)(3)	(33.79)%	(0.93)%	3.02%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Effective May 1, 2009, the Portfolio changed its name from ING VP Small Company Portfolio to ING Small Company Portfolio.
(3)

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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